Operating Leases - Future Minimum Lease Payments Under Noncancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum lease payments under noncancellable operating leases
2019	$ 412,211
2020	369,570
2021	306,994
2022	245,437
2023	179,892
Later years	392,423
Total minimum lease payments	$ 1,906,527